FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives designated as hedging instruments location:
Unrealized net loss on qualifying cash flow hedging instruments	$ 6,832	$ 19,462
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging
Mark-to-market swaps valuation:
Description of variable rate basis	LIBOR
Notional value	180,104	899,100
Derivatives designated as hedging instruments location:
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	1,547	1,024	(8,578)
Unrealized net loss on qualifying cash flow hedging instruments	6,800
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging | Other financial Items, net
Derivatives designated as hedging instruments location:
Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss	0	0	0
Ineffective Portion	$ (535)	$ (632)	$ (427)
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging | Minimum
Mark-to-market swaps valuation:
Fixed interest rate	3.57%
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging | Maximum
Mark-to-market swaps valuation:
Fixed interest rate	4.52%